Cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Cash flow information
Summary of Reconciliation from Loss before Income Tax to Cash Used In Operations

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income tax	(676,034)	(3,069,043)	(502,598)
Adjustments for:
Depreciation on
- property, plant and equipment	30,458	33,466	36,865
- right-of-use assets	14,784	18,277	23,821
Amortization on intangible assets	1,344	1,452	2,399
Loss allowance for trade and other receivables and contract assets	2,733	14,843	37,032
Investment income from wealth management products	(723)	(4,182)	(4,925)
Dividends from equity security	—	—	(745)
Fair value (gain)/loss - net on financial assets at FVPL	(224)	1,878	10,133
(Gain)/loss on
- settlement of derivative financial instruments	—	(1,550)	(8,709)
- disposal of property, plant and equipment	(1,505)	—	—
- disposal of right-of-use assets	—	—	846
- disposal of subsidiaries	—	—	(2,305)
Amortization on deferred income of ADS depository	—	(2,405)	(4,373)
Finance costs/(income) - net	9,419	(22,270)	(14,061)
Share-based compensation expenses	35,884	29,951	54,144
Losses related to financial instruments with preferred rights	359,943	2,823,370	—
Others	—	(110)	—
Changes in working capital:
- Inventories	3,719	(7,075)	(10,632)
- Contract assets	1,234	(50)	(7,277)
- Other current assets	(6,687)	7,211	5,795
- Trade receivables	(48,151)	(95,719)	(153,942)
- Other receivables and prepayments	(33)	(22,894)	(44,386)
- Amounts due from related parties	(634)	850	(383)
- Trade payables	26,633	(9,073)	23,579
- Contract liabilities	9,322	(9,772)	3,545
- Other payables and accruals	41,561	11,948	32,054
- Amounts due to related parties	—	—	(21)
Cash used in operations	(196,957)	(300,897)	(524,144)

Summary of Reconciliation of Liabilities Arising From Financing Activities

	Financial
	instruments	Amounts
	with preferred	due to			Lease
	rights	investors	Borrowings	Loans from a	liabilities
	(Note 30)	(Note)	(Note 28)	related party	(Note 14(a)(ii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2019	1,320,712	—	—	—	41,418	1,362,130
Cash received	456,568	15,000	32,955	35,000	—	539,523
Cash repaid	(43,279)	—	(9,798)	(35,000)	(14,362)	(102,439)
Non-cash movements	372,333	—	—	—	17,431	389,764
At December 31, 2019	2,106,334	15,000	23,157	—	44,487	2,188,978
At January 1, 2020	2,106,334	15,000	23,157	—	44,487	2,188,978
Cash received	70,026	299,051	61,213	—	—	430,290
Cash repaid	—	(314,388)	(20,703)	—	(19,577)	(354,668)
Non-cash movements	(2,176,360)	337	409	—	34,691	(2,140,923)
At December 31, 2020	—	—	64,076	—	59,601	123,677
At January 1, 2021	—	—	64,076	—	59,601	123,677
Cash received	—	48,617	25,153	—	—	73,770
Cash repaid	—	(48,452)	(69,106)	—	(21,708)	(139,266)
Non-cash movements	—	(165)	(569)	—	16,544	15,810
At December 31, 2021	—	—	19,554	—	54,437	73,991